Shareholders' Equity	12 Months Ended
Mar. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is a stock company incorporated in Japan pursuant to the laws of Japan on December 28, 2006.

At the incorporation, the number of authorized ordinary shares was 1,000 and 1,000 ordinary shares were issued to the original shareholder of the Company for cash of ¥10,000,000 ($85,060). The issued ordinary shares were subsequently transferred to Mr. Mei Kanayama, the controlling shareholder of the Company.

On April 25, 2011, the number of authorized ordinary shares was increased to 10,000. 2,000 new ordinary shares were issued to Mr. Mei Kanayama for cash of ¥20,000,000 ($248,640), the controlling shareholder of the Company.

On October 15, 2014, 500 shares were transferred from Mr. Mei Kanayama to Mr. Yingjia Yang, the minority shareholder of the Company.

On July 30, 2016, 2,000 new ordinary shares were issued to Mr. Mei Kanayama for cash of ¥20,000,000 ($195,960).

On March 30, 2017, 4,410 new ordinary shares were issued to Mr. Mei Kanayama for cash of ¥44,100,000 ($396,327), and 490 new ordinary shares were issued to Mr. Yingjia Yang for cash of ¥4,900,000 ($44,036).

On October 22, 2020, the Company’s shareholders approved an increase in the number of the Company’s authorized ordinary shares from 10,000 to 300,000, and 72,909 new ordinary shares were issued to Mr. Mei Kanayama and 8,101 new ordinary shares were issued to Mr. Yingjia Yang, which share issuances were equivalent to a forward split of the Company’s outstanding ordinary shares at an approximate or rounded ratio of 9.1828-for-1 share. The Company has retroactively restated the shares and per share data for all the periods presented. As a result, the Company had 300,000 authorized ordinary shares and 90,910 ordinary shares were issued and outstanding as of March 31, 2020.

On November 10, 2020, 9,090 ordinary shares were issued to Grand Elec-Tech Limited, which the Company subsequently repurchased and cancelled on January 20, 2021. On December 25, 2020, 2,041 new ordinary shares were issued to SHUR Co., Ltd. for cash of ¥150,001,254 ($1,446,012).

On February 5 and 12, 2021, an issuance of 9,090 ordinary shares to Grand Elec-Tech Limited was authorized by the Company’s board of directors and a general meeting of shareholders, respectively. Grand Elec-Tech Limited was obliged to contribute the price of such issuance amounting to ¥200,007,270 (approximately $1.9 million) by August 12, 2021. Grand Elec-Tech Limited started to make payments in April 2021 and contributed the fully amount by June 22, 2021. On June 22, 2021, the Company’s shareholders and board of directors passed a resolution to amend the original date of payment from August 12, 2021 to June 22, 2021, and on the same day, the Company issued the 9,090 shares to Grand Elec-Tech Limited.

On August 18, 2021, shareholders of the Company approved an increase in the number of the Company’s authorized Ordinary Shares from 300,000 to 100,000,000 and the Company’s board of directors approved a forward split of the Company’s outstanding Ordinary Shares at a ratio of 294-for-1 share, which became effective on the same day.

Initial public offering

On January 13, 2022, the Company closed its IPO of 6,250,000 ADSs at a public offering price of $4.00 per ADS, which included 250,000 ADSs issued pursuant to the partial exercise of the underwriters’ over-allotment option. Each ADS represents one ordinary share of the Company. The closing for the sale of the over-allotment shares took place on February 21, 2022. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $25.0 million, before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO, including over-allotment shares, was approximately $21.4 million. In connection with the IPO, the Company’s ordinary shares began trading on the Nasdaq Capital Market under the symbol “TKLF” on January 18, 2022.

Restricted net assets

The Company is restricted in its ability to transfer a portion of its net assets, equivalent to its share capital to its shareholders in the form of loans, advances, or cash dividends. The payment of dividends by the Company organized in Japan is subject to limitations, procedures, and formalities. Regulations in Japan currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in Japan. As of March 31, 2022 and 2021, the total restricted net assets of the Company amounted to $25,002,731 and $2,416,635, respectively.